Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Jul. 11, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Dec. 29, 2023 shares
Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars) | $
ROU assets (in Dollars) | $			70,378
ROU assets and operating lease liabilities (in Dollars) | $			70,378
Employee benefit plan expenses (in Dollars) | $		$ 6,140	$ 7,413	$ 3,050
Dilutive shares (in Shares)
Share split shares (in Shares)	11,250,000
Shares issued (in Shares)			11,250,000		12,687,500
Number of shares outstanding (in Shares)					12,687,500
Par value (in Dollars per share) | $ / shares					$ 0
Deposited with financial institutions (in Dollars) | $		$ 2,687,404			$ 4,792,421
Allowance for expected credit loss (in Dollars) | $					$ 5,740,368
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		27.50%	23.30%	20.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		67.20%			49.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		11.70%	13.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.60%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)					11,250,000
Number of shares outstanding (in Shares)			11,250,000		11,250,000
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		32.80%	35.80%	46.70%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		40.40%			26.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		26.10%	15.80%	23.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		25.70%			26.10%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			12.70%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		15.30%			15.70%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					13.60%
Supplier Five [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.80%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)							1
Par value (in Dollars per share) | $ / shares
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured		$ 102,564				$ 800,000
Maximum [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)		11,250,000				11,250,000
Number of shares outstanding (in Shares)		11,250,000				11,250,000
Maximum [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured		$ 102,564				$ 800,000
Minimum [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)		1				1
Number of shares outstanding (in Shares)		1				1